Financial Risk Management	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management

27. FINANCIAL RISK MANAGEMENT

The Company’s activities expose it to a variety of financial risks such as credit risk, market risk (including foreign currency risk and interest rate risk) and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Company. The Company uses different methods to measure the different types of risk to which it is exposed. These methods include sensitivity analysis in the case of foreign exchange, interest rate and aging analysis for credit risk.

Risk management is managed by the Executive under guidance provided by the Board of Directors via its Audit Committee, which provides guidance for overall risk management, as well as policies covering specific areas, such as credit risk, foreign exchange risk and interest rate risk. The Committee identifies and evaluates financial risks in close cooperation with the Company’s executive management.

The Company’s principal financial instruments comprise cash and cash equivalents. The Company also has other financial assets and liabilities, such as trade receivables and payables, which arise directly from its operations.

The Company does not typically enter into derivative transactions, such as interest rate swaps or forward currency contracts. It is, and has been throughout the period under review, the Company’s policy that no trading in financial instruments shall be undertaken. The main risks arising from the Company’s financial instruments are credit risk exposures, foreign currency risk, interest rate risk and liquidity risk. The policies for managing each of these risks are summarized below.

Details of the significant accounting policies and methods adopted, including the criteria for recognition, the basis of measurement and the basis on which income and expenses are recognized, in respect of each class of financial asset, financial liability and equity instrument are disclosed in Note 2.

The Company holds the following financial instruments:

	Consolidated
	2019	2018
	A$	A$
Financial assets
Cash at bank / on hand	2,131,741	5,487,035
Trade and other receivables	818,766	301,383
Performance bond and deposits	53,456	3,505
Total financial assets	3,003,963	5,791,923

Financial liabilities
Trade and other payables	1,005,308	945,130
Total financial liabilities	1,005,308	945,130

Credit risk

The Company’s credit risk is managed on a Company basis. Credit risk arises from cash and cash equivalents and deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables and committed transactions. Other receivables represent amounts accrued for which reimbursement will be applied for from the Australian Taxation Authority under the Governments Research & Development grant. The maximum exposures to credit risk at June 30, 2019 in relation to each class of recognized financial asset is the carrying amount of those assets, as indicated in the balance sheet.

Financial assets included on the balance sheet that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and trade receivables. In accordance with the guidelines of the Company’s Short Term Investment Policy, the Company minimizes this concentration of risk by placing its cash and cash equivalents with financial institutions that maintain superior credit ratings in order to limit the degree of credit exposure. For banks and financial institutions, only independently-rated parties with a minimum rating of “A-1” are accepted. The Company has also established guidelines relative to credit ratings, diversification and maturities that seek to maintain safety and liquidity. The Company does not require collateral to provide credit to its customers. The Company has not entered into any transactions that qualify as a financial derivative instrument.

The trade receivables balance is reflective of historical collection rates which are monitored on an ongoing basis and adjusted accordingly based on changing collection and test data. As at June 30, 2019, the balance of the Company’s total accrued net trade receivables was $16,529 (2018: $10,503 (refer Note 12)).

Credit risk further arises in relation to financial guarantees given by the Company to certain parties in respect of obligations of its subsidiaries. Such guarantees are only provided in exceptional circumstances.

An analysis of the aging of trade and other receivables s is provided below:

	Consolidated
	2019	2018
	A$	A$
Net trade and other receivables
Current (less than 30 days)	802,237	294,454
31 days to 60 days	11,159	3142
61 days to 90 days (note)	—	783
Greater than 90 days (note)	5,370	3004
Total net trade and other receivables (Note 12)	818,766	301,383

Market risk

Foreign currency risk

The Company operates internationally and is exposed to foreign currency exchange risk, primarily with respect to the US dollar, through financial assets and liabilities. It is the Company’s policy not to hedge these transactions as the exposure is considered to be minimal from a consolidated operations perspective. Further, as the Company incurs expenses which are payable in US dollars, the financial assets that are held in US dollars provide a natural hedge for the Company.

Foreign exchange risk arises from planned future commercial transactions and recognized assets and liabilities denominated in a currency that is not the entity’s functional currency and net investments in foreign operations. The risk is measured using sensitivity analysis and cash flow forecasting.

The Company has a Foreign Exchange Management Policy which was developed to establish a formal framework and procedures for the efficient management of the financial risks that impact on Genetic Technologies Limited through its activities outside of Australia, predominantly in the United States. The policy governs the way in which the financial assets and liabilities of the Company that are denominated in foreign currencies are managed and any risks associated with that management are identified and addressed. Under the policy, which is updated on a regular basis as circumstances dictate, the Company generally retains in foreign currency only sufficient funds to meet the expected expenditures in that currency. Surplus funds are converted into Australian dollars as and when deemed appropriate by the Board in consultation with the CFO.

As at June 30, 2019, the Company held the following financial assets and liabilities that were denominated in foreign currencies:

Consolidated	Year	USD	EUR	CHF
Financial assets
Cash at bank / on hand	2019	201,737	27,052	—
	2018	2,154,291	28,952	—
Bonds and deposits	2019	1,986	—	—
	2018	3,505	—	—
Total financial assets	2019	203,723	27,052	—
	2018	2,157,796	28,952	—
Financial liabilities
Trade and other payables	2019	117,992	1,900	—
	2018	116,063	—	—
Total financial liabilities	2019	117,992	1,900	—
	2018	116,063	—	—

Notes: USD — United States dollars EUR — European euros CHF — Swiss francs

During the year ended June 30, 2019, the Australian dollar / US dollar exchange rate weakened by 5.13%, from 0.7403 at the beginning of the year to 0.7023 at the end of the year.

Based on the financial instruments held at June 30, 2019, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Company’s loss for the year would have been $11,851 lower/ $9,696 higher (2018: 306,000 lower/ $250,000 higher), mainly as a result of changes in the values of cash and cash equivalents which are denominated in US dollars, as detailed in the above tables.

Interest rate risk

The Company’s main interest rate risk arises in relation to its short-term deposits with various financial institutions. If rates were to decrease, the Company may generate less interest revenue from such deposits. However, given the relatively short duration of such deposits, the associate risk is relatively minimal.

The Company has a Short Term Investment Policy which was developed to manage the Company’s surplus cash and cash equivalents. In this context, the Company adopts a prudent approach that is tailored to cash forecasts rather than seeking high returns that may compromise access to funds as and when they are required. Under the policy, the Company deposits its surplus cash in a range of deposits / securities over different time frames and with different institutions in order to diversify its portfolio and minimize risk.

On a monthly basis, Management provides the Board with a detailed list of all cash and cash equivalents, showing the periods over which the cash has been deposited, the name and credit rating of the institution holding the deposit and the interest rate at which the funds have been deposited.

At June 30, 2019, if interest rates had changed by +/- 50 basis points from the year-end rates, with all other variables held constant, the Company’s loss for the year would have been $8,969 lower / higher (2018: loss $12,000 lower / higher), as a result of higher / lower interest income from cash and cash equivalents.

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognized and unrealized, for the Company is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted ave. effective rate	Ave. maturity Period
Consolidated	Year	A$	A$	A$	%	Days
Financial assets
Cash at bank / on hand	2019	2,131,741		2,131,741	1.74%	At call
	2018	2,394,754	—	2,394,754	1.74%	At call
Performance bond / deposits	2019		53,456	53,456	—	At call
	2018	—	3,505	3,505	—	At call
Totals	2019	2,131,741	53,456	2,131,741
	2018	2,394,754	3,505	2,398,259
Financial liabilities
Financial liabilities at fair value through profit or loss	2019	—	—	—	—	—
	2018	—	—	—	—	—
Totals	2019	—	—	—
	2018	—	—	—

Note The Company holds the balance of its cash in non-interest bearing bank accounts.

Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities, such as its hire purchase and credit card facilities. The Company manages liquidity risk by continuously monitoring forecast and actual cash flows and, wherever possible, matching the maturity profiles of financial assets and liabilities. Due to the dynamic nature of the underlying businesses, Management aims to maintain flexibility in funding by keeping committed credit lines available. Surplus funds are generally only invested in instruments that are tradeable in highly liquid markets. Refer note 2(a) for further information on the material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern.

A balanced view of cash inflows and outflows affecting the Company is summarized in the table below:

		< 6 months	6 to 12 months	1 to 5 years	> 5 years	Totals
Consolidated	Year	A$	A$	A$	A$	A$
Financial assets
Cash at bank / on hand	2019	2,131,741				2,131,741
	2018	5,487,035	—	—	—	5,487,035
Trade and other receivables	2019	818,766				818,766
	2018	301,383	—	—	—	301,383
Performance bond and deposits	2019	53,456				53,456
	2018	3,505	—	—	—	3,505
Total financial assets	2019	3,003,963				3,003,963
	2018	5,791,923	—	—	—	5,791,923
Financial liabilities
Trade and other payables	2019	1,005,308				1,005,308
	2018	945,130	—	—	—	945,130
Total financial liabilities	2019	1,005,308				1,005,308
	2018	945,130	—	—	—	945,130
Net maturity	2019	(1,998,655)				(1,998,655)
	2018	4,846,793	—	—	—	4,846,793

The Company had access to the following undrawn borrowing facility as at June 30, 2019:

	Facility limit	Amount used	Amount available
	A$	A$	A$
Nature of facility
Credit card facility	95,714	-6,516	89,198